Debt (Details)				1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Oct. 10, 2022 USD ($)	Feb. 19, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 13, 2023 USD ($)	Aug. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jul. 19, 2022 USD ($)	Mar. 21, 2022 USD ($) Time
Debt Instrument [Line Items]
Gain loss on extinguishment of debt					$ 0	$ 56,653	$ 56,653	$ (40,668)
Nonrelated Party [Member]
Debt Instrument [Line Items]
Interest expense					1,879,394	1,372,689	1,651,141	1,217,940
Old Alco Note [Member]
Debt Instrument [Line Items]
Debt instrument face value													$ 2,000,000
Debt instrument stated interest rate percentage													15.00%
Number of times by which the due date could be extended | Time													2
Debt instrument unamortized debt issuance costs gross							151,000
Interest expense						124,621	124,620
Interest expense debt						100,274	100,273
Debt related commitement fees and debt issuance costs						$ 24,347	$ 24,347
Debt instrument effective interest rate percentage						20.00%	20.00%
Old Alco Note [Member] | Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument conversion price as a percentage of share price													85.00%
New Subordinated Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument face value												$ 2,101,744
Gain loss on extinguishment of debt						$ 56,653	$ 56,653
2022 Convertible Notes [Member]
Debt Instrument [Line Items]
Interest expense					711,050		209,156
Interest expense debt					142,717		48,702
Debt related commitement fees and debt issuance costs					568,333		$ 160,454
Debt instrument unamortized debt issuance costs incurred during the period					$ 578,825
2022 Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage	28.00%			28.00%	28.00%		42.00%
2022 Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage	110.00%			110.00%	110.00%		48.00%
2022 Convertible Notes [Member] | Alco And DNX [Member]
Debt Instrument [Line Items]
Debt instrument face value						$ 4,100,538					$ 2,533,000
Debt instrument conversion price as a percentage of share price	80.00%			80.00%	80.00%	80.00%
Interest expense					$ 1,614,085		$ 604,329
Interest expense debt					345,382		152,578
Debt related commitement fees and debt issuance costs					1,268,703		451,751
Related party transaction rate	8.00%					8.00%
Numerator to be considered for calculating the conversion price per share	$ 50,000,000			$ 50,000,000	$ 50,000,000	$ 50,000,000
Factor to be considered for calculating the redemption price in case of liquidation	2			2	2	2
Debt instrument unamortized debt issuance costs incurred during the period					$ 1,107,016		$ 1,279,840
2022 Convertible Notes [Member] | Alco And DNX [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage	28.00%			28.00%	28.00%		42.00%
2022 Convertible Notes [Member] | Alco And DNX [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage	110.00%			110.00%	110.00%		48.00%
2022 Convertible Notes [Member] | Alco And DNX [Member] | Bifurcated Derivative Portion [Member]
Debt Instrument [Line Items]
Debt instrument unamortized debt issuance costs incurred during the period							$ 1,262,026
2022 Convertible Notes [Member] | Alco And DNX [Member] | Debt Portion [Member]
Debt Instrument [Line Items]
Debt instrument unamortized debt issuance costs incurred during the period							17,814
2022 Convertible Notes [Member] | DNX [Member]
Debt Instrument [Line Items]
Percentage of shareholding minimum						5.00%					5.00%
Additional Subordinated Convertible Notes 2022 [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 1,485,000			$ 1,485,000	$ 1,485,000	$ 1,861,206
Debt instrument conversion price as a percentage of share price	80.00%			80.00%	80.00%	80.00%
Related party transaction rate	8.00%					8.00%
Numerator to be considered for calculating the conversion price per share	$ 50,000,000			$ 50,000,000	$ 50,000,000	$ 50,000,000
Factor to be considered for calculating the redemption price in case of liquidation	2			2	2	2
Debt instrument unamortized debt issuance costs incurred during the period							580,056
Additional Subordinated Convertible Notes 2022 [Member] | Nonrelated Party [Member] | Amendment One To The Debt Agreement [Member]
Debt Instrument [Line Items]
Long term debt date of maturity											Dec. 31, 2023
Additional Subordinated Convertible Notes 2022 [Member] | Nonrelated Party [Member] | Bifurcated Derivative Portion [Member]
Debt Instrument [Line Items]
Debt instrument unamortized debt issuance costs incurred during the period							571,974
Additional Subordinated Convertible Notes 2022 [Member] | Nonrelated Party [Member] | Debt Portion [Member]
Debt Instrument [Line Items]
Debt instrument unamortized debt issuance costs incurred during the period							8,082
August 2023 Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Debt instrument face value										$ 150,000
Percentage of shareholding minimum	5.00%			5.00%	5.00%
Related party transaction rate				8.00%
Other notes payable current	$ 150,000			$ 150,000	$ 150,000
Interest payable on other notes payable current	1,052			1,052	1,052
Loan Agreement With CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 8,000,000
Long term debt date of maturity			Feb. 19, 2025
Other notes payable current	$ 6,500,000			$ 6,500,000	6,500,000		6,500,000	6,500,000
Debt instrument face value of additional loan			$ 7,000,000
Long term debt default interest rate percentage			20.00%
Long term debt exit fee percentage			1.00%
Loan Agreement With CPBF Lending LLC [Member] | Derivative Liabilities [Member]
Debt Instrument [Line Items]
Fair value with unobservable inputs reconciliation recurring basis liability issues			$ 3,000					3,000
Debt instrument new issuances in exchange for previous debt instrument		$ 321,345
Loan Agreement With CPBF Lending LLC [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt instrument face value			6,500,000
Debt instrument unamortized debt issuance costs gross			$ 310,589
Interest expense					849,377	$ 827,750	1,110,296	939,321
Interest expense debt					789,982	778,066	1,042,291	889,650
Debt related commitement fees and debt issuance costs					$ 59,395	$ 49,684	$ 68,006	$ 49,671
Debt instrument effective interest rate percentage	16.00%			16.00%	16.00%	16.00%	16.00%	16.00%
Additional loan percentage			81.25%
Long term debt fixed interest rate percentage			14.00%
Paid In Kind Interest Rate Percentage			1.50%
Long term debt exit fee percentage								310589.00%
Loan Agreement With CPBF Lending LLC [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 1,500,000
Debt instrument unamortized debt issuance costs gross			$ 71,674
Interest expense					$ 309,564	$ 224,749	$ 319,743	$ 229,270
Interest expense debt					289,892	212,704	303,121	217,124
Debt related commitement fees and debt issuance costs					$ 19,672	$ 12,045	$ 16,622	$ 12,146
Debt instrument effective interest rate percentage	16.00%			16.00%	16.00%	16.00%	16.00%	16.00%
Additional loan percentage			18.75%
Paid In Kind Interest Rate Percentage			15.50%
Long term debt exit fee percentage								71674.00%
Debt issuance costs incurred during the period gross							$ 2,000
September 2023 Promissory Note [Member] | Alco [Member]
Debt Instrument [Line Items]
Debt instrument face value									$ 1,500,000
Related party transaction rate					8.00%
Other notes payable current	$ 1,000,000			$ 1,000,000	$ 1,000,000
Interest payable on other notes payable current	$ 3,945			$ 3,945	$ 3,945